Earnings Per Share Attributable to Ordinary Equity Holders of the Parent - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A ordinary shares [Member]
Basic and diluted earnings per share:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation -basic (in Dollars)	$ 19,754	$ 28,389	$ 76,720
Weighted average number of shares outstanding—basic (in Shares)	257,982,451	244,360,199	206,965,601
Basic earnings per share	$ 0.08	$ 0.12	$ 0.37
Diluted earnings per share	$ 0.08	$ 0.12	$ 0.37
Class B ordinary shares [Member]
Basic and diluted earnings per share:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation -basic (in Dollars)	$ 21,686	$ 18,338	$ 57,716
Weighted average number of shares outstanding—basic (in Shares)	283,216,589	157,842,028	155,698,533
Basic earnings per share	$ 0.08	$ 0.12	$ 0.37
Diluted earnings per share	$ 0.08	$ 0.12	$ 0.37